Securities (Securities in a Continuous Unrealized Loss Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	$ 296	$ 2,675
Securities in a continuous unrealized loss position less than 12 months fair value	46,060	113,015
Securities in a continuous unrealized loss position 12 months or more unrealized losses	1,154	50
Securities in a continuous unrealized loss position 12 months or more fair value	46,284	1,758
Securities in a continuous unrealized loss position unrealized losses	1,450	2,725
Securities in a continuous unrealized loss position fair value	92,344	114,773
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	60	777
Securities in a continuous unrealized loss position less than 12 months fair value	11,951	33,312
Securities in a continuous unrealized loss position 12 months or more unrealized losses	98
Securities in a continuous unrealized loss position 12 months or more fair value	6,193
Securities in a continuous unrealized loss position unrealized losses	158	777
Securities in a continuous unrealized loss position fair value	18,144	33,312
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	236	1,882
Securities in a continuous unrealized loss position less than 12 months fair value	34,109	78,717
Securities in a continuous unrealized loss position 12 months or more unrealized losses	1,040	50
Securities in a continuous unrealized loss position 12 months or more fair value	39,105	1,758
Securities in a continuous unrealized loss position unrealized losses	1,276	1,932
Securities in a continuous unrealized loss position fair value	73,214	80,475
Other Available-for-Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses		16
Securities in a continuous unrealized loss position less than 12 months fair value		986
Securities in a continuous unrealized loss position 12 months or more unrealized losses	16
Securities in a continuous unrealized loss position 12 months or more fair value	986
Securities in a continuous unrealized loss position unrealized losses	16	16
Securities in a continuous unrealized loss position fair value	$ 986	$ 986